ANCORA TRUST

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, OH  44122

December 3, 2012

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C. 20549

Re:

Ancora Trust

File Nos.

333-108196

811-21418

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund dated January 1, 2013 do not differ from those filed in the Post-Effective Amendment No. 13, which was filed electronically December 3, 2012.

Sincerely,

/s/ Richard A. Barone

Richard A. Barone

Chairman

{4071537:2}